Prospectus Supplement dated Sept. 15, 2017
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity/ RiverSource® Retirement Advisor 4 Select Variable Annuity/ RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CC (5/17)/ May 1, 2017	S-6504 CC (5/17)/ May 1, 2017
2.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/ RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CC (5/17)/ May 1, 2017	S-6362 CC (5/17)/ May 1, 2017
3.	RiverSource ® Retirement Advisor Advantage Variable Annuity/ RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CC (5/17)/ May 1, 2017	S-6410 N (4/13)/ April 29, 2013
4.	RiverSource ® Retirement Advisor Variable Annuity	S-6467 CC (5/17)/ May 1, 2017	S-6471 R (4/13)/ April 29, 2013
5.	RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09)/ May 1, 2009
6.	RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	S-6407 K (5/09)/ May 1, 2009
The information in this supplement describes new additional funds that will be offered under variable annuity contracts (the “Contracts”) described above. Please read it carefully and keep it with your variable annuity contract product prospectus.
Effective September 18, 2017, the following additional underlying funds will be available under your Contract:
•	Columbia Variable Portfolio – Managed Risk Fund (Class 2)
•	Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
In conjunction with the changes described above, the following revisions are made in your prospectuses.
I.	The section in your prospectus titled “The Variable Account and the Funds” or “Appendix A: The Funds” is hereby amended to include descriptions for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Risk Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
II.	For products listed under 1 and 2 in the table on page 1 of this supplement:
The following replaces first paragraph in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Portfolio Stabilizer funds” of the prospectus:
The Portfolio Stabilizer funds. The following Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2)(1)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1)
3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (1)
8. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(1)
9. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(1)
(1) Available on or after Sept. 18, 2017.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
III.	For products listed under 1 and 2 in the table on page 1 of this supplement:
The following replaces first 3 paragraphs in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds, Portfolio Navigator funds and PN program static model portfolios (the Funds)” of the prospectus:
Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN program static model portfolios (the Funds). You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are nine Portfolio Stabilizer funds currently available. If your contract includes a living benefit rider you may only invest in one Portfolio Navigator fund at a time. If your contract includes a living benefit rider and you invest in Portfolio Stabilizer fund, effective Sept. 18, 2017, you may invest in more than one Portfolio Stabilizer fund at a time.  Your financial advisor can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and you are invested in the Portfolio Stabilizer or one of the Portfolio Navigator funds, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account, into the investment option or model portfolio you have chosen.
Before you decide to transfer contract value to the Portfolio Stabilizer funds, you and your financial advisor should carefully consider the following:
•	Whether the Portfolio Stabilizer fund meets your personal investment objectives and/or risk tolerance.
•	Whether you would like to continue to invest in a Portfolio Navigator fund. If you decide to transfer your contract value to a Portfolio Stabilizer fund, you permanently lose your ability to invest in any of the Portfolio Navigator funds if you have a living benefit rider. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.
•	Whether the total expenses associated with an investment in a Portfolio Stabilizer fund is appropriate for you. For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any step up opportunities in the future.
IV.	For products listed under 1 in the table on page 1 of this supplement:
The following replaces fourth paragraph in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds, Portfolio Navigator funds and PN program static model portfolios (the Funds)” of the prospectus:
Prior to Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your Fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your fund selection up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two or four transfers per year. If your contract includes a SecureSource or SecureSource Flex rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see “Market Timing”). If your contract includes the GWB for Life rider, SecureSource or SecureSource Flex rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.
The following replaces the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Living benefit riders requiring participation in the PN Program or investing in the Portfolio Stabilizer funds” of the prospectus:
Living benefit riders requiring participation in the PN program or investing in the Portfolio Stabilizer funds:
•	Accumulation Benefit rider: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options or in the Portfolio Stabilizer funds. For contracts purchased on or after Jan. 26, 2009, you cannot select the Portfolio Navigator Aggressive investment option, or transfer to the Portfolio Navigator Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.
•	GWB for Life, SecureSource or SecureSource Flex rider: The GWB for Life, SecureSource or SecureSource Flex rider requires that your contract value be invested in one of the PN program investment options or the Portfolio Stabilizer funds, for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.
V.	For products listed under 2 in the table on page 1 of this supplement:
The following replaces fourth paragraph in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds, Portfolio Navigator funds and PN program static model portfolios (the Funds)” of the prospectus:

Prior to Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your Fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your fund selection up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two or four transfers per year.
The following replaces the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Living benefit riders requiring participation in the PN Program or investing in the Portfolio Stabilizer funds” of the prospectus:
Living benefit riders requiring participation in the PN program or investing in the Portfolio Stabilizer funds:
•	Accumulation Benefit rider: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options or in the Portfolio Stabilizer funds. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.
•	Withdrawal Benefit rider: The Withdrawal Benefit rider requires that your contract value be invested in the PN program investment options or in one of the Portfolio Stabilizer funds for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6503-22 A (9/17)
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